EXHIBIT 99.1 DISCLOSURES REQUIRED BY RULE 15Ga-1(1)(2)

Asset Class: Residential Mortgage Loans

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets That Were Subject of Demand (3)(4)(5)			Assets That Were Repurchased or Replaced (3)(6)			Assets Pending Repurchase or Replacement (within cure period) (3)(7)			Demand in Dispute (3)(8)			Demand Withdrawn (3)(9)			Demand Rejected (3)(10)
			#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)	(l)	(m)	(n)	(o)	(p)	(q)	(r)	(s)	(t)	(u)	(v)	(w)	(x)
Long Beach Mortgage Loan Trust 2000-1 CIK: 0001132934	X	LONG BEACH MORTGAGE COMPANY	8180	$1,000,000,595	100%	8180	$997,633,470	4478.72%	0	$0	0.00%	0	$0	0.00%	8180	$997,633,470	4478.72%	0	$0	0.00%	0	$0	0.00%
TOTAL			8180	$1,000,000,595	100%	8180	$997,633,470	4478.72%	0	$0	0.00%	0	$0	0.00%	8180	$997,633,470	4478.72%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2001-1 CIK: 0001136881	X	LONG BEACH MORTGAGE COMPANY	6026	$725,466,489	100%	6026	$726,453,163	3425.45%	0	$0	0.00%	0	$0	0.00%	6026	$726,453,163	3425.45%	0	$0	0.00%	0	$0	0.00%
TOTAL			6026	$725,466,489	100%	6026	$726,453,163	3425.45%	0	$0	0.00%	0	$0	0.00%	6026	$726,453,163	3425.45%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2001-2 CIK: 0001158453	X	LONG BEACH MORTGAGE COMPANY	10243	$1,125,593,429	100%	10243	$1,562,063,194	3365.82%	0	$0	0.00%	0	$0	0.00%	10243	$1,562,063,194	3365.82%	0	$0	0.00%	0	$0	0.00%
TOTAL			10243	$1,125,593,429	100%	10243	$1,562,063,194	3365.82%	0	$0	0.00%	0	$0	0.00%	10243	$1,562,063,194	3365.82%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2001-3 CIK: 0001159978	X	LONG BEACH MORTGAGE COMPANY	6934	$1,001,006,146	100%	6934	$1,001,462,789	3288.38%	0	$0	0.00%	0	$0	0.00%	6934	$1,001,462,789	3288.38%	0	$0	0.00%	0	$0	0.00%
TOTAL			6934	$1,001,006,146	100%	6934	$1,001,462,789	3288.38%	0	$0	0.00%	0	$0	0.00%	6934	$1,001,462,789	3288.38%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2001-4 CIK: 0001163135	X	LONG BEACH MORTGAGE COMPANY	14231	$1,508,000,000	100%	14231	$1,986,639,188	3171.13%	0	$0	0.00%	0	$0	0.00%	14231	$1,986,639,188	3171.13%	0	$0	0.00%	0	$0	0.00%
TOTAL			14231	$1,508,000,000	100%	14231	$1,986,639,188	3171.13%	0	$0	0.00%	0	$0	0.00%	14231	$1,986,639,188	3171.13%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2002-1 CIK: 0001169873	X	LONG BEACH MORTGAGE COMPANY	10069	$1,609,714,899	100%	10069	$1,581,980,388	3353.72%	0	$0	0.00%	0	$0	0.00%	10069	$1,581,980,388	3353.72%	0	$0	0.00%	0	$0	0.00%
TOTAL			10069	$1,609,714,899	100%	10069	$1,581,980,388	3353.72%	0	$0	0.00%	0	$0	0.00%	10069	$1,581,980,388	3353.72%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2002-2 CIK: 0001174623	X	LONG BEACH MORTGAGE COMPANY	6742	$1,002,007,280	100%	6742	$994,475,730	3283.12%	0	$0	0.00%	0	$0	0.00%	6742	$994,475,730	3283.12%	0	$0	0.00%	0	$0	0.00%
TOTAL			6742	$1,002,007,280	100%	6742	$994,475,730	3283.12%	0	$0	0.00%	0	$0	0.00%	6742	$994,475,730	3283.12%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2002-5 CIK: 0001203085	X	LONG BEACH MORTGAGE COMPANY	6303	$1,000,000,612	100%	6303	$977,995,662	2361.44%	0	$0	0.00%	0	$0	0.00%	6303	$977,995,662	2361.44%	0	$0	0.00%	0	$0	0.00%
TOTAL			6303	$1,000,000,612	100%	6303	$977,995,662	2361.44%	0	$0	0.00%	0	$0	0.00%	6303	$977,995,662	2361.44%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2003-1 CIK: 0001217080	X	LONG BEACH MORTGAGE COMPANY	12382	$2,003,659,682	100%	12382	$1,942,588,620	2697.85%	0	$0	0.00%	0	$0	0.00%	12382	$1,942,588,620	2697.85%	0	$0	0.00%	0	$0	0.00%
TOTAL			12382	$2,003,659,682	100%	12382	$1,942,588,620	2697.85%	0	$0	0.00%	0	$0	0.00%	12382	$1,942,588,620	2697.85%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2003-2 CIK: 0001225774	X	LONG BEACH MORTGAGE COMPANY	5041	$927,853,522	100%	5041	$898,792,461	2399.17%	0	$0	0.00%	0	$0	0.00%	5041	$898,792,461	2399.17%	0	$0	0.00%	0	$0	0.00%
TOTAL			5041	$927,853,522	100%	5041	$898,792,461	2399.17%	0	$0	0.00%	0	$0	0.00%	5041	$898,792,461	2399.17%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2003-3 CIK: 0001237287	X	LONG BEACH MORTGAGE COMPANY	4188	$901,545,597	100%	4188	$876,762,533	2327.86%	0	$0	0.00%	0	$0	0.00%	4188	$876,762,533	2327.86%	0	$0	0.00%	0	$0	0.00%
TOTAL			4188	$901,545,597	100%	4188	$876,762,533	2327.86%	0	$0	0.00%	0	$0	0.00%	4188	$876,762,533	2327.86%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2003-4 CIK: 0001253156	X	LONG BEACH MORTGAGE COMPANY	11757	$2,209,103,240	100%	11757	$2,128,080,774	1762.84%	0	$0	0.00%	0	$0	0.00%	11757	$2,128,080,774	1762.84%	0	$0	0.00%	0	$0	0.00%
TOTAL			11757	$2,209,103,240	100%	11757	$2,128,080,774	1762.84%	0	$0	0.00%	0	$0	0.00%	11757	$2,128,080,774	1762.84%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2004-1 CIK: 0001278734	X	LONG BEACH MORTGAGE COMPANY	23364	$4,517,684,935	100%	23364	$4,331,015,801	1592.17%	0	$0	0.00%	0	$0	0.00%	23364	$4,331,015,801	1592.17%	0	$0	0.00%	0	$0	0.00%
TOTAL			23364	$4,517,684,935	100%	23364	$4,331,015,801	1592.17%	0	$0	0.00%	0	$0	0.00%	23364	$4,331,015,801	1592.17%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2004-2 CIK: 0001288997	X	LONG BEACH MORTGAGE COMPANY	8194	$1,523,305,466	100%	8194	$1,468,738,189	1331.01%	0	$0	0.00%	0	$0	0.00%	8194	$1,468,738,189	1331.01%	0	$0	0.00%	0	$0	0.00%
TOTAL			8194	$1,523,305,466	100%	8194	$1,468,738,189	1331.01%	0	$0	0.00%	0	$0	0.00%	8194	$1,468,738,189	1331.01%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2004-3 CIK: 0001292739	X	LONG BEACH MORTGAGE COMPANY	9976	$2,002,830,254	100%	9976	$1,928,935,661	1290.16%	0	$0	0.00%	0	$0	0.00%	9976	$1,928,935,661	1290.16%	0	$0	0.00%	0	$0	0.00%
TOTAL			9976	$2,002,830,254	100%	9976	$1,928,935,661	1290.16%	0	$0	0.00%	0	$0	0.00%	9976	$1,928,935,661	1290.16%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2004-4 CIK: 0001302492	X	LONG BEACH MORTGAGE COMPANY	13221	$2,724,537,099	100%	13221	$2,652,601,900	1354.24%	0	$0	0.00%	0	$0	0.00%	13221	$2,652,601,900	1354.24%	0	$0	0.00%	0	$0	0.00%
TOTAL			13221	$2,724,537,099	100%	13221	$2,652,601,900	1354.24%	0	$0	0.00%	0	$0	0.00%	13221	$2,652,601,900	1354.24%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2004-5 CIK: 0001300994	X	LONG BEACH MORTGAGE COMPANY	5052	$1,016,304,261	100%	5052	$986,265,792	1233.79%	0	$0	0.00%	0	$0	0.00%	5052	$986,265,792	1233.79%	2	$263,690	0.33%	0	$0	0.00%
TOTAL			5052	$1,016,304,261	100%	5052	$986,265,792	1233.79%	0	$0	0.00%	0	$0	0.00%	5052	$986,265,792	1233.79%	2	$263,690	0.33%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2004-6 CIK: 0001306775	X	LONG BEACH MORTGAGE COMPANY	5638	$1,105,106,536	100%	5638	$1,079,232,598	1383.32%	0	$0	0.00%	0	$0	0.00%	5638	$1,079,232,598	1383.32%	0	$0	0.00%	0	$0	0.00%
TOTAL			5638	$1,105,106,536	100%	5638	$1,079,232,598	1383.32%	0	$0	0.00%	0	$0	0.00%	5638	$1,079,232,598	1383.32%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2005-1 CIK: 0001313483	X	LONG BEACH MORTGAGE COMPANY	17236	$3,514,417,933	100%	17236	$3,433,241,364	1196.21%	0	$0	0.00%	0	$0	0.00%	17236	$3,433,241,364	1196.21%	0	$0	0.00%	0	$0	0.00%
TOTAL			17236	$3,514,417,933	100%	17236	$3,433,241,364	1196.21%	0	$0	0.00%	0	$0	0.00%	17236	$3,433,241,364	1196.21%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2005-2 CIK: 0001322738	X	LONG BEACH MORTGAGE COMPANY	12935	$2,504,784,085	100%	12935	$2,450,582,309	1152.54%	0	$0	0.00%	0	$0	0.00%	12935	$2,450,582,309	1152.54%	0	$0	0.00%	0	$0	0.00%
TOTAL			12935	$2,504,784,085	100%	12935	$2,450,582,309	1152.54%	0	$0	0.00%	0	$0	0.00%	12935	$2,450,582,309	1152.54%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2005-3 CIK: 0001338041	X	LONG BEACH MORTGAGE COMPANY	5937	$1,529,015,326	100%	5937	$1,498,600,756	900.55%	0	$0	0.00%	0	$0	0.00%	5937	$1,498,600,756	900.55%	0	$0	0.00%	0	$0	0.00%
TOTAL			5937	$1,529,015,326	100%	5937	$1,498,600,756	900.55%	0	$0	0.00%	0	$0	0.00%	5937	$1,498,600,756	900.55%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2005-WL1 CIK: 0001333181	X	LONG BEACH MORTGAGE COMPANY	16094	$2,974,479,513	100%	16094	$2,917,136,493	1077.96%	0	$0	0.00%	0	$0	0.00%	16094	$2,917,136,493	1077.96%	0	$0	0.00%	0	$0	0.00%
TOTAL			16094	$2,974,479,513	100%	16094	$2,917,136,493	1077.96%	0	$0	0.00%	0	$0	0.00%	16094	$2,917,136,493	1077.96%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2005-WL2 CIK: 0001337302	X	LONG BEACH MORTGAGE COMPANY	14075	$2,761,008,899	100%	14075	$2,697,685,972	837.19%	0	$0	0.00%	0	$0	0.00%	14075	$2,697,685,972	837.19%	0	$0	0.00%	0	$0	0.00%
TOTAL			14075	$2,761,008,899	100%	14075	$2,697,685,972	837.19%	0	$0	0.00%	0	$0	0.00%	14075	$2,697,685,972	837.19%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2005-WL3 CIK: 0001345657	X	LONG BEACH MORTGAGE COMPANY	9604	$2,194,745,157	100%	9604	$2,144,667,329	721.78%	0	$0	0.00%	0	$0	0.00%	9604	$2,144,667,329	721.78%	0	$0	0.00%	0	$0	0.00%
TOTAL			9604	$2,194,745,157	100%	9604	$2,144,667,329	721.78%	0	$0	0.00%	0	$0	0.00%	9604	$2,144,667,329	721.78%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-1 CIK: 0001350315	X	LONG BEACH MORTGAGE COMPANY	11375	$2,501,866,736	100%	11375	$2,448,030,807	571.73%	0	$0	0.00%	0	$0	0.00%	11375	$2,448,030,807	571.73%	0	$0	0.00%	0	$0	0.00%
TOTAL			11375	$2,501,866,736	100%	11375	$2,448,030,807	571.73%	0	$0	0.00%	0	$0	0.00%	11375	$2,448,030,807	571.73%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-2 CIK: 0001350317	X	LONG BEACH MORTGAGE COMPANY	14914	$3,006,587,525	100%	14914	$2,940,029,206	602.31%	0	$0	0.00%	0	$0	0.00%	14914	$2,940,029,206	602.31%	0	$0	0.00%	0	$0	0.00%
TOTAL			14914	$3,006,587,525	100%	14914	$2,940,029,206	602.31%	0	$0	0.00%	0	$0	0.00%	14914	$2,940,029,206	602.31%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-3 CIK: 0001355515	X	LONG BEACH MORTGAGE COMPANY	8177	$1,750,539,307	100%	8177	$1,713,219,354	564.55%	0	$0	0.00%	0	$0	0.00%	8177	$1,713,219,354	564.55%	0	$0	0.00%	0	$0	0.00%
TOTAL			8177	$1,750,539,307	100%	8177	$1,713,219,354	564.55%	0	$0	0.00%	0	$0	0.00%	8177	$1,713,219,354	564.55%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-4 CIK: 0001358910	X	LONG BEACH MORTGAGE COMPANY	9947	$1,923,931,222	100%	9947	$1,879,063,852	527.92%	0	$0	0.00%	0	$0	0.00%	9947	$1,879,063,852	527.92%	0	$0	0.00%	0	$0	0.00%
TOTAL			9947	$1,923,931,222	100%	9947	$1,879,063,852	527.92%	0	$0	0.00%	0	$0	0.00%	9947	$1,879,063,852	527.92%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-5 CIK: 0001364477	X	LONG BEACH MORTGAGE COMPANY	9595	$1,925,965,129	100%	9595	$1,874,213,732	454.25%	0	$0	0.00%	0	$0	0.00%	9595	$1,874,213,732	454.25%	0	$0	0.00%	0	$0	0.00%
TOTAL			9595	$1,925,965,129	100%	9595	$1,874,213,732	454.25%	0	$0	0.00%	0	$0	0.00%	9595	$1,874,213,732	454.25%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-6 CIK: 0001367733	X	LONG BEACH MORTGAGE, A DIVISION OF WASHINGTON MUTUAL BANK	7973	$1,696,308,794	100%	7973	$1,648,227,771	451.35%	0	$0	0.00%	0	$0	0.00%	7973	$1,648,227,771	451.35%	0	$0	0.00%	0	$0	0.00%
TOTAL			7973	$1,696,308,794	100%	7973	$1,648,227,771	451.35%	0	$0	0.00%	0	$0	0.00%	7973	$1,648,227,771	451.35%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-7 CIK: 0001370358	X	LONG BEACH MORTGAGE, A DIVISION OF WASHINGTON MUTUAL BANK	7648	$1,632,830,233	100%	7648	$1,577,232,062	379.78%	0	$0	0.00%	0	$0	0.00%	7648	$1,577,232,062	379.78%	2	$157,893	0.04%	1	$72,225	0.02%
TOTAL			7648	$1,632,830,233	100%	7648	$1,577,232,062	379.78%	0	$0	0.00%	0	$0	0.00%	7648	$1,577,232,062	379.78%	2	$157,893	0.04%	1	$72,225	0.02%
Long Beach Mortgage Loan Trust 2006-8 CIK: 0001374621	X	LONG BEACH MORTGAGE, A DIVISION OF WASHINGTON MUTUAL BANK	6646	$1,418,910,068	100%	6646	$1,373,425,803	401.71%	0	$0	0.00%	0	$0	0.00%	6646	$1,373,425,803	401.71%	1	$302,003	0.09%	2	$235,080	0.07%
TOTAL			6646	$1,418,910,068	100%	6646	$1,373,425,803	401.71%	0	$0	0.00%	0	$0	0.00%	6646	$1,373,425,803	401.71%	1	$302,003	0.09%	2	$235,080	0.07%
Long Beach Mortgage Loan Trust 2006-9 CIK: 0001374622	X	LONG BEACH MORTGAGE, A DIVISION OF WASHINGTON MUTUAL BANK	7173	$1,563,345,085	100%	7173	$1,512,625,255	362.38%	0	$0	0.00%	0	$0	0.00%	7173	$1,512,625,255	362.38%	0	$0	0.00%	0	$0	0.00%
TOTAL			7173	$1,563,345,085	100%	7173	$1,512,625,255	362.38%	0	$0	0.00%	0	$0	0.00%	7173	$1,512,625,255	362.38%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-10 CIK: 0001379746	X	LONG BEACH MORTGAGE, A DIVISION OF WASHINGTON MUTUAL BANK	4841	$1,033,338,946	100%	4841	$996,292,516	337.78%	0	$0	0.00%	0	$0	0.00%	4841	$996,292,516	337.78%	0	$0	0.00%	0	$0	0.00%
TOTAL			4841	$1,033,338,946	100%	4841	$996,292,516	337.78%	0	$0	0.00%	0	$0	0.00%	4841	$996,292,516	337.78%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-11 CIK: 0001382996	X	LONG BEACH MORTGAGE, A DIVISION OF WASHINGTON MUTUAL BANK	6608	$1,532,272,816	100%	6608	$1,473,016,485	320.00%	0	$0	0.00%	0	$0	0.00%	6608	$1,473,016,485	320.00%	0	$0	0.00%	0	$0	0.00%
TOTAL			6608	$1,532,272,816	100%	6608	$1,473,016,485	320.00%	0	$0	0.00%	0	$0	0.00%	6608	$1,473,016,485	320.00%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-A CIK: 0001360257	X	LONG BEACH MORTGAGE COMPANY	8568	$533,687,570	100%	8568	$525,287,135	2726.61%	0	$0	0.00%	0	$0	0.00%	8568	$525,287,135	2726.61%	0	$0	0.00%	0	$0	0.00%
TOTAL			8568	$533,687,570	100%	8568	$525,287,135	2726.61%	0	$0	0.00%	0	$0	0.00%	8568	$525,287,135	2726.61%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-WL1 CIK: 0001348572	X	LONG BEACH MORTGAGE COMPANY	9169	$1,907,889,166	100%	9169	$1,850,361,581	687.71%	0	$0	0.00%	0	$0	0.00%	9169	$1,850,361,581	687.71%	0	$0	0.00%	0	$0	0.00%
TOTAL			9169	$1,907,889,166	100%	9169	$1,850,361,581	687.71%	0	$0	0.00%	0	$0	0.00%	9169	$1,850,361,581	687.71%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-WL2 CIK: 0001350316	X	LONG BEACH MORTGAGE COMPANY	10374	$1,912,302,287	100%	10374	$1,866,695,929	704.30%	0	$0	0.00%	0	$0	0.00%	10374	$1,866,695,929	704.30%	3	$343,092	0.13%	1	$53,259	0.02%
TOTAL			10374	$1,912,302,287	100%	10374	$1,866,695,929	704.30%	0	$0	0.00%	0	$0	0.00%	10374	$1,866,695,929	704.30%	3	$343,092	0.13%	1	$53,259	0.02%
Long Beach Mortgage Loan Trust 2006-WL3 CIK: 0001350318	X	LONG BEACH MORTGAGE COMPANY	10974	$1,921,482,693	100%	10974	$1,875,380,601	727.39%	0	$0	0.00%	0	$0	0.00%	10974	$1,875,380,601	727.39%	1	$47,339	0.02%	1	$198,565	0.08%
TOTAL			10974	$1,921,482,693	100%	10974	$1,875,380,601	727.39%	0	$0	0.00%	0	$0	0.00%	10974	$1,875,380,601	727.39%	1	$47,339	0.02%	1	$198,565	0.08%
GRAND TOTAL			377404	$69,643,428,532	100%	377404	$68,816,734,226	848.96%	0	$0	0.00%	0	$0	0.00%	377404	$68,816,734,226	848.96%	9	$1,114,017	0.01%	5	$559,128	0.01%

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(1) This Form ABS-15G contains all applicable Reportable Information (as defined below) that we know and that is available to us without unreasonable effort or expense.  We have gathered the information set forth in this Form ABS-15G by, among other things, (i) identifying asset-backed securities transactions that fall within the scope of Rule 15Ga-1 for which we are a securitizer and that are not covered by a filing to be made by an affiliated securitizer (if any) (“Covered Transactions”), (ii) gathering information in our records regarding demands for repurchase or replacement of pool assets in Covered Transactions for breaches of representations or warranties concerning those pool assets (“Repurchases”) that is required to be reported on Form ABS-15G (“Reportable Information”), (iii) identifying the parties in Covered Transactions that have a contractual obligation to enforce any Repurchase obligations of the party or parties making those representations or warranties based on our records (“Demand Entities”), and (iv) requesting all Reportable Information from trustees and other Demand Entities that is within their respective possession and which has not been previously provided to us.  Our ability to provide Reportable Information that is not already in our records is significantly dependent upon the cooperation of those other Demand Entities.  Any applicable Reportable Information that is not contained herein is unknown and is not available to us without unreasonable effort or expense, because some Demand Entities are no longer in existence, some Demand Entities have not agreed to provide Reportable Information, some Demand Entities may not have provided complete Reportable Information, and some Demand Entities may be unable or unwilling to provide Reportable Information without unreasonable effort or expense (or without imposing unreasonable expense on us).

The information in this Form ABS-15G has not been verified by any third party.  In addition, while we requested Reportable Information from trustees and other Demand Entities as to investor demands that occurred prior to July 22, 2010, it is possible that this disclosure does not contain information about all investor demands upon those parties made prior to that date.

(2) Long Beach Securities Corp., as Securitizer, is filing this Form ABS-15G in respect of all mortgage-backed securities representing interests in pools of residential mortgage loans for which it acted as depositor and which are outstanding during the reporting period.  On September 25, 2008, JPMorgan Chase Bank, National Association (“JPMCB”) acquired the banking operations of Washington Mutual Bank from the Federal Deposit Insurance Corporation (“FDIC”).  It is JPMCB’s position that certain of the repurchase obligations of Washington Mutual Bank remain with the FDIC receivership.  Assets are reported herein in accordance with Rule 15Ga-1 regardless of the validity of the demand or defenses thereto, and nothing in this report shall constitute, or be deemed, a waiver of any rights, defenses, powers or privileges of any party relating to these assets.

(3) The outstanding principal balance of each asset for which a decision has been made to repurchase or replace, is calculated as of the date of the repurchase or replacement; the outstanding principal balance of each asset that has been liquidated or for which a decision has been made to make-whole, is calculated as of the date of liquidation; and the outstanding principal balance of every other asset is calculated as of the last day of the reporting period.  All of the balances and loan counts set forth in the exhibit are based on the Securitizer’s records and, in certain instances, may differ from balance and loan count information publicly available.

(4) Assets for this transaction which are being reported as “assets that were subject of demand” are the result of litigation involving a generalized repurchase claim against the related Securitizer or an affiliate without a loan-by-loan designation.  As a result, 100% of the related loans in the transaction or loan group are captured by this report.

(5) Assets included in “Assets That Were Subject of Demand” includes assets where a demand was made during or prior to the reporting period, which was either resolved during the reporting period or remains unresolved as of the end of the reporting period.

(6) “Assets That Were Repurchased or Replaced” may include assets that were previously liquidated, and for which a make-whole payment was made in lieu of repurchase.

(7) “Assets Pending Repurchase or Replacement” includes only assets for which a decision to repurchase, replace or make-whole had been approved but such action has not been completed, and are shown without regard to cure period status.

(8) “Demand in Dispute” shows all assets for which a demand has been made, and for which either the demand is in dispute, or the demand is still under review.

(9) “Demand Withdrawn” shows assets where the repurchase demand was withdrawn by the trustee, or by any other party that made the demand.

(10) “Demand Rejected” shows assets where a repurchase demand has been rejected by the Securitizer.